Jack-Up Rigs - Schedule of jack-up rigs (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Jack Up Rigs [Roll Forward]
Opening balance	$ 2,824.6	$ 2,683.3
Additions	12.8	37.4
Transfers from Newbuildings	0.0	312.7
Depreciation and amortization	(53.9)	(116.0)
Disposals	0.0	(6.5)
Reclassification to asset held for sale	0.0	(9.2)
Impairment	0.0	(77.1)
Total	$ 2,783.5	$ 2,824.6